Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Finance and interest (notes 7, 9 and 10)	$ 40,598	$ 36,227	$ 54,618
Foreign exchange loss		318
Legal, accounting and audit	21,488	21,545	31,702
Office, rent and miscellaneous (note 7)	38,311	26,133	39,847
Regulatory and transfer fees	24,298	30,992	3,340
Travel, meals and entertainment		12
Loss on debt settlement (note 11)		887,222
Impairment loss (notes 5 and 17)		40,002
Shareholder communications	341	2,412	3,872
Total expenses	125,036	1,044,863	133,379
Net and Comprehensive Loss for the Year	$ (125,036)	$ (1,044,863)	$ (133,379)
Basic and Diluted Loss per Common Share	$ (0.03)	$ (0.24)	$ (0.09)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	4,807,317	4,287,906	1,427,571